Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods	$ 57,697	$ 42,251
Work-in-process	3,316	164
Raw materials	53,333	45,991
Inventory, Net	$ 114,346	$ 88,406